10-Q Redeemable non-controlling interest (Details) € in Millions		1 Months Ended
	Apr. 30, 2026 EUR (€) installment	Sep. 30, 2022	Feb. 23, 2026	Dec. 31, 2025	Dec. 31, 2024
Option Indexed to Issuer's Equity [Line Items]
Put option settlement, trigger period		2 years
Subsequent events
Option Indexed to Issuer's Equity [Line Items]
Put option settlement, consideration transferred	€ 76.5
Put option settlement, consideration transferred, cash	43.0
Put option settlement, consideration transferred, deferred	12.2
Put option settlement, consideration transferred, equity	€ 21.3
Put option settlement, consideration transferred, deferred, number of installment | installment	2
Put option settlement, consideration transferred, deferred, interest rate	6.00%
Four20 Pharma GmbH
Option Indexed to Issuer's Equity [Line Items]
Ownership interest by minority shareholders			45.00%	45.00%	45.00%
Four20 Pharma GmbH | Subsequent events
Option Indexed to Issuer's Equity [Line Items]
Ownership interest by minority shareholders			45.00%